FI - Gains/losses on assets/liabilities using unobservable inputs (Details 7) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	SFr 281	SFr (718)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(76)	(1,096)
Trading revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	397	(557)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(79)	(1,107)
Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(116)	(161)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	3	11
Bank
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	303	(717)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(77)	(1,097)
Bank | Trading revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	418	(557)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(79)	(1,107)
Bank | Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(115)	(160)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	SFr 2	SFr 10